Average Annual Total Returns - FidelityAdvisorGrowthIncomeFund-AMCIZPRO - FidelityAdvisorGrowthIncomeFund-AMCIZPRO - Fidelity Advisor Growth & Income Fund	Jan. 29, 2025
Fidelity Advisor Growth & Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	14.17%
Past 5 years	11.47%
Past 10 years	10.29%
Fidelity Advisor Growth & Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	12.55%
Past 5 years	10.46%
Past 10 years	8.76%
Fidelity Advisor Growth & Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.44%
Past 5 years	8.96%
Past 10 years	7.92%
Fidelity Advisor Growth & Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	19.19%
Past 5 years	11.94%
Past 10 years	10.27%
Fidelity Advisor Growth & Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	16.60%
Past 5 years	11.72%
Past 10 years	10.28%
Fidelity Advisor Growth & Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	21.41%
Past 5 years	13.08%
Past 10 years	11.23%
Fidelity Advisor Growth & Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	21.59%
Past 5 years	13.23%
Since Inception	12.61%	[1]
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%

[1]	A From February 1, 2017 .